Subsequent Events (Details) - USD ($) $ in Millions	Oct. 07, 2016	Mar. 22, 2016
Lincoln Park Capital Fund, LLC [Member]
Subsequent Events (Textual)
Purchase agreement common stock		$ 12
Issuance of common stock pursuant to equity line purchase agreement, shares		10,000
Purchase agreement remaining term		36 months
Ownership percentage		4.99%
Subsequent Events [Member]
Subsequent Events (Textual)
Stockholders' Equity, Reverse Stock Split	The reverse split combined every ten shares of the Company's issued and outstanding common stock into one share of common stock and correspondingly adjusted the number of shares issuable and the exercise prices under its outstanding options and warrants.